FORM N-SAR

                       SEMI-ANNUAL REPORT

              FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:      12/31/2005

Is this a transition report?   N

Is this an amendment to a previous filing?   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A. Registrant Name: Variable Annuity - 1 Series Account
      B. File Number: 811-08183
      C. Telephone Number: (800) 537-2033

2.    A. Street: 50 Main Street, 9th Floor
      B. City: White Plains
      C. State: New York
      D. Zip Code: 10606
      E. Foreign Country:

3.    Is this the first filing on this form by Registrant? N

4.    Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111.  A. First Great-West Life & Annuity Insurance Company
      B. 333-25269
      C. White Plains, New York 10606

112.

113.

114.  A. GWFS Equities, Inc.
      B. 8-033854
      C. 8515 East Orchard Road, Greenwood Village, CO 80111

115.  A. Deloitte & Touche, LLP
      B. Denver, CO 80202

116.  A. N
      B.

117.  A. Y
      B. Y
      C. N
      D. N
      E. N

118. 1

119. 0

120.

121. 1

122. 1

123. $10,219

124.

125. $0

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets   Total Income
                                         Series       ($000's      ($000's
Distributions                            Investing     omitted)     Omitted)



A.   U.S. Treasury direct issue                     $                $
B.   U.S. Government agency                         $                $
C.   State and municipal tax-free                   $                $
D.   Public utility debt                            $                $
E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent            $                $
F.   All other corporate intermed. &
     long-term debt                                 $                $
G.   All other corporate short term debt            $                $
H.   Equity securities of brokers or
     dealers or parents of brokers or dealers       $                $
I.   Investment company equity securities           $                $
J.   All other equity securities                 1  $   44,713       $
K.   Other securities                               $                $
L.   Total assets of all series of registrant    1  $   44,713       $


128. N (if answer is N, skip to #131)


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted):$360

132.

133.


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Greenwood Village         State: Colorado  Date:  February 28, 2006

Name of Registrant, Depositor, or Trustee: Variable Annuity - 1 Series Account, First Great-West Life & Annuity Insurance Company

By:      /s/ Ryan L. Logsdon             Witness:  /s/ Jennifer M. Van Der Jagt
         Ryan L. Logsdon                           Jennifer M. Van Der Jagt
         Senior Associate Counsel                  Legal Assistant I